Income tax expenses	12 Months Ended
Jun. 30, 2019
Income tax expenses
Income tax expenses.

9      Income tax expenses

The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries and consolidated affiliated entities in the PRC. It also has a wholly-owned subsidiary in Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to  the Hong Kong profits tax rate at 16.5% and they are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25)% while the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates.

China

Under the Enterprise Income Tax (“EIT”) Law, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% enterprise income tax rate, except for certain entities that are entitled to tax holidays or exemptions.

According to the Implementation Rules for the Law for Promoting Private Education in 2004, or the 2004 Implementing Rules, private schools, whether requiring reasonable returns or not, may enjoy preferential tax treatment. The 2004 Implementing Rules provide that the relevant authorities under the State Council may introduce preferential tax treatments and related policies applicable to private schools requiring reasonable returns. According to the current laws and regulations, preferential tax treatments and related policies applicable to private schools requiring reasonable returns have not been introduced.

According to the Law on the Promotion of Private Education (“2016 Private Education Law”) effective as of September 1, 2017, private schools, whether non-profit or for-profit, may enjoy preferential tax treatment, and non-profit private schools will be entitled to similar tax benefits as public schools. In addition, taxation policies for for-profit private schools are still unclear as more specific provisions are not yet introduced. For Zhenjiang Jianghe High School of Art and Zhuji Hailiang Foreign Language High School, two private schools incorporated in 2018, the Group elected to register their statuses as for-profit. Accordingly, these two schools are subject to unified 25% enterprise income tax rate.

Except for Zhenjiang Jianghe High School of Art and Zhuji Hailiang Foreign Language High School, other affiliated schools within the Group are registered as private schools requiring reasonable return under the 2004 Implementing Rules, the Group had not elected to change or re-register their statuses as of June 30, 2019. Confirmed by the local tax authorities and the Company’s PRC counsel, the Company’s affiliated private schools other than Zhenjiang Jianghe High School of Art and Zhuji Hailiang Foreign Language High School are exempt from income taxes for the years ended June 30, 2017, 2018 and 2019, and all the Company's affiliated private schools did not violate any tax laws or regulations and are exempt from income taxes for the years ended June 30, 2017, 2018 and 2019.

The PRC tax system is subject to substantial uncertainties. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Company’s PRC entities to substantial PRC taxes in the future.

As of June 30, 2019, the Group had unused tax loss of RMB14,417 available for offset against future taxable profits, of which RMB230 will expire as of June 30, 2021, RMB4,879 will expire as of June 30, 2023, RMB9,241 will expire as of June 30, 2024 (As of June 30, 2018, the Group had unused tax loss of RMB2,516 available for offset against future taxable profits, of which RMB1,748 will expire as of June 30, 2020, RMB427 will expire as of  June 30, 2021, RMB275 will expire as of June 30, 2023). No deferred tax assets have been recognized in respect of such tax losses due to the unpredictability of future taxable profit streams.

Under the current EIT Law, dividends paid by an FIE to any of its foreign non-resident enterprise investors are subject to a 10% withholding tax. Thus, the dividends, if and when payable by the Company’s PRC subsidiaries to their offshore parent entities, would be subject to 10% withholding tax. A lower tax rate will be applied if such foreign non-resident enterprise investor’s jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China. Furthermore, pursuant to the applicable circular and interpretations of the current EIT Law, dividends from earnings created prior to 2008 but distributed after 2008 are not subject to withholding income tax. The Company has not provided for deferred income tax liabilities on the PRC entities’ undistributed earnings of RMB820,456 as of June 30, 2019, because the Company controls the timing of the undistributed earnings and it is probable that such earnings will not be distributed. The Company plans to reinvest those earnings in the PRC indefinitely in the foreseeable future.

(i)	Income tax expenses in the consolidated statements of profit or loss and other comprehensive income represents:

	2017	2018	2019
	RMB	RMB	RMB
Current
—PRC income tax expenses	—	66,288	108,545
Deferred
—PRC income tax expenses	—	—	168
Income tax expenses for the year	—	66,288	108,713

(ii)Reconciliation between the provision for income tax computed by applying applicable tax rates:

Reconciliation between the provision for income tax computed by applying applicable tax rates in fiscal year 2017, 2018 and 2019 to income before income taxes and the actual provision for income tax was as follow:

	2017	2018	2019
	RMB	RMB	RMB
Profit before tax	167,743	297,190	424,493
Notional tax on profit before taxation, calculated at the applicable rates in the tax jurisdictions concerned	41,936	74,298	108,122
Effect of expenses that are not deductible in determining taxable profit	—	373	524
Effect of incomes that are not taxable in determining taxable profit	—	(956)	—
Unrecognized tax losses	2	70	2,054
Utilization of tax losses previously not recognized	(579)	(46)	(486)
Effect of income tax exemptions	(41,359)	(7,451)	(1,501)
Income tax expense recognized in profit or loss	—	66,288	108,713

(ii)Deferred tax assets and liabilities recognized:

	Capitalized
	contract	Favorable
	costs	lease	Total
Deferred tax liabilities
At June 30, 2018	—	—	—
Acquisition through a business combination (note 19)	—	4,523	4,523
Charged/(credited) to profit or loss	328	(160)	168
At June 30, 2019	328	4,363	4,691